FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets:
Money market funds -cash equivalent	$ 5,277	$ 201
Available-for-sale marketable securities	57,345	48,663
Foreign currency derivative contracts	1,579	2,654
Total financial assets	64,201	51,518
Level 1 [Member]
Assets:
Money market funds -cash equivalent	5,277	201
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Total financial assets	5,277	201
Level 2 [Member]
Assets:
Money market funds -cash equivalent	0	0
Available-for-sale marketable securities	57,345	48,663
Foreign currency derivative contracts	1,579	2,654
Total financial assets	58,924	51,317
Level 3 [Member]
Assets:
Money market funds -cash equivalent	0	0
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Total financial assets	$ 0	$ 0